PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of
	June 30,	December 31,
	2024	2023
Production line for e-bicycles	$1,728,322	$1,719,776
Furniture, fixtures and office equipment	182,813	181,360
Vehicles	77,886	78,475
	1,989,021	1,979,611
Less: accumulated depreciation	(1,002,899)	(898,864)
Property and equipment, net	$986,122	$1,080,747

For the six months ended June 30, 2024 and 2023, depreciation expense amounted to $125,631and $128,368 , respectively.